Financial instruments - Exchange rate risk management (Details) - Currency risk [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 15,641,027	R$ 17,543,554
Financial liabilities		(79,650,668)	(94,897,365)
Net Financial Assets (Liabilities)		(64,009,641)	(77,353,811)
United States of America, Dollars | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(1,527,479)	(1,350,763)
United States of America, Dollars | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(72,660,737)	(83,004,915)
United States of America, Dollars | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(87,698)	(93,308)
United States of America, Dollars | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(5,374,754)	(10,448,379)
United States of America, Dollars | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets		8,157,219	6,496,039
United States of America, Dollars | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets		49,870	70,255
United States of America, Dollars | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets		4,539,485	7,090,160
United States of America, Dollars | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 2,894,453	R$ 3,887,100
Selling transactions in the futures markets
Disclosure of detailed information about financial instruments [line items]
Value at Risk Time Horizon	24 years